Income tax - Reconciliation of Income Taxes Computed at the French Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Applicable tax rate	28.00%	28.00%	28.00%
Profit (Loss) before income taxes	$ (53,540)	$ (37,480)	$ (37,192)	[1]
At France’s statutory income tax rate of 28%	(14,991)	(10,494)	(10,269)
Non-deductible share-based payment expense	836	503	507
Tax credits	(1,364)	(874)	(848)
Impact of the extinguishment of the convertible debts after amendment	398
Permanent differences and other	903	39	(596)
Unrecognized benefit of tax losses carryforward	15,154	10,043	10,238
Income tax expense (benefit) reported in the Consolidated Statement of Operations	$ 936	$ (783)	$ (968)	[1]

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.